Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Net loss	$ (4,392,880)	$ (3,700,683)
Cash in operation	(3,833,914)	(3,224,498)
Accumulated deficit	(15,264,691)	(10,871,811)
Working capital	5,455,483
Federal deposit insurance corporation	250,000
Securities investor protection corporation	250,000
Penalty paid		166,034
Unrealized loss on short-term investments	8,646	(6,227)
Bad debt expense		69,600
Note receivable principal balance amount		60,000
Accrued interest receivable		9,600
Prepaid expenses and other current assets	30,957	15,970
Prepaid expenses and other assets – non-current	$ 59,145	64,983
Useful life	20 years
Research and development cost	$ 2,368,156	845,092
Number of operating segment (in segment) | segment	1
FDIC [Member]
Summary of Significant Accounting Policies [Line Items]
Federal deposit insurance corporation	$ 3,406,000	$ 2,805,000